Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent events

Note 19 — Subsequent events

The Company evaluated all events and transactions that occurred after December 31, 2025, up through May 15, 2026, the date that these consolidated financial statements are available to be issued. Other than as disclosed below, there are no material subsequent events that require disclosure in these consolidated financial statements.

On February 27, 2026, the Company closed a follow-on public offering (the “Follow-on Offering”) of 20,750,000 Class A Ordinary Shares, par value US$0.0001 per share, at a public offering price of US$0.40 per share. Gross proceeds to the Company, before deducting placement agent fees and other offering expenses, were approximately US$8,300,000, and net proceeds were approximately US$7,563,875. The Company intends to use the net proceeds from the Follow-on Offering for the development of its Smart Farming System, working capital and general corporate purposes.